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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -------------

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wohl Capital Management
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Address: 2180 Sand Hill Road #400
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         Menlo Park, CA 94025
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13F File Number: 28-11704
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Daniel Wohl
       -----------------------------------------------------

Title: Portfolio Manager
       -----------------------------------------------------

Phone: (650) 233-1023
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Signature, Place, and Date of Signing:

/s/ Daniel Wohl,                         CA                   July 17, 2006
---------------------------         -------------       ------------------------
      [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      None
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Form 13F Information Table Entry Total:                  18
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Form 13F Information Table Value Total:               $ 51,787
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                                                     (thousands)


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FORM 13F INFORMATION TABLE

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                                                Column 3   Column 4          Column 5     Column 6    Column 7
Column 1                     Column 2             Cusip     Value    Shr/Prn        PUT   Investment   Other             Column 8
Name Of Issuer               Title of Class      Number    (x1000)    Amount SH PRN CALL  Discretion  Managers   Sole   Shared Other
-------------------------    -----------------  ---------  --------  ------- ------ ----  ----------  --------  ------- ------------
NORTHERN DYNASTY MINERALS    NASDAQ OTC ISSUES  66510M204    2637    300,000   SH            Sole               300,000
ATP OIL & GAS CORP           NASDAQ OTC ISSUES  00208J108    1363     32,500   SH            Sole                32,500
CAMTEK LTD                   NASDAQ OTC ISSUES  M20791105      89     15,000   SH            Sole                15,000
FIVE STAR QUALITY CARE INC   COMMON STOCKS      33832D106    4428    400,000   SH            Sole               400,000
FULL HOUSE RESORTS INC       NASDAQ OTC ISSUES  359678109     529    147,000   SH            Sole               147,000
HAIN CELESTIAL GROUP  INC.   NASDAQ OTC ISSUES  405217100    1803     70,000   SH            Sole                70,000
HOLOGIC INC.                 NASDAQ OTC ISSUES  436440101    6683    135,400   SH            Sole               135,400
ICONIX BRAND GROUP INC       NASDAQ OTC ISSUES  451055107    3873    237,018   SH            Sole               237,018
KNOLOGY INC                  NASDAQ OTC ISSUES  499183804    6371    685,000   SH            Sole               685,000
MIKRON INSTR INC             NASDAQ OTC ISSUES  59862R103     563     40,000   SH            Sole                40,000
MOUNTAIN PROVINCE DIAMOND    COMMON STOCKS      62426E402     299     90,500   SH            Sole                90,500
NUTRISYSTEM INC              NASDAQ OTC ISSUES  67069D108    5281     85,000   SH            Sole                85,000
ONEOK PARTNERS L P           COMMON STOCKS      68268N103    5873    119,000   SH            Sole               119,000
ORIGIN AGRITECH LIMITED      NASDAQ OTC ISSUES  G67828106    5019    350,000   SH            Sole               350,000
REDDY ICE HOLDINGS INC       COMMON STOCKS      75734R105    2778    136,500   SH            Sole               136,500
SPECTRUM CONTROL INC         NASDAQ OTC ISSUES  847615101     116     12,500   SH            Sole                12,500
TOO INC                      COMMON STOCKS      890333107     768     20,000   SH            Sole                20,000
UTS COINMACH SVC CORP        NASDAQ OTC ISSUES  19259W107    3314    201,600   SH            Sole               201,600

                                                            51787
Other
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